Fair value of Above Market Acquired Time Charters - Amount per Vessel (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 11, 2014	Dec. 31, 2011
Fair value of above market acquired time charter
Fair value of above market acquired time charter	$ 11,908	$ 7,978		$ 1,967
Amortization	6,113	6,352	6,369
Accumulated amortization of above market time charters	21,200	15,087
Amortization weighted-average period	9 months 18 days
Star Big and Star Mega
Fair value of above market acquired time charter
Fair value of above market acquired time charter					23,065
Madredeus and Amami
Fair value of above market acquired time charter
Fair value of above market acquired time charter	1,967
Christine, Sandra and Lowlands Beilun
Fair value of above market acquired time charter
Fair value of above market acquired time charter	$ 8,076